MASSMUTUAL PREMIER FUNDS

Supplement dated October 28, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the Discovery Value Fund and Main Street Small/Mid Cap Fund:

The Board of Trustees of the MassMutual Premier Funds has approved Plans of Liquidation and Termination pursuant to which it is expected that the Discovery Value Fund and Main Street Small/Mid Cap Fund will be dissolved. Effective on or about July 13, 2012 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-11-07

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Discovery Value Fund

Supplement dated October 28, 2011 to the

Summary Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about July 13, 2012 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Main Street Small/Mid Cap Fund

Supplement dated October 28, 2011 to the

Summary Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about July 13, 2012 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-03